CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Cash and due from banks:
Non-interest-bearing	S/ 6,925,332		S/ 8,176,612
Interest-bearing	32,395,408		28,576,382
Total cash and due from banks	39,320,740		36,752,994
Cash collateral, reverse repurchase agreements and securities borrowing	1,766,948		2,394,302
Investments:
At fair value through profit or loss	5,928,497		6,467,471
At fair value through other comprehensive income	34,440,091		42,746,061
At fair value through other comprehensive income pledged as collateral	318,352		997,828
Total at fair value through other comprehensive income investments	34,758,443		43,743,889
Amortized cost	4,411,592		2,196,220
Amortized cost pledged as collateral	3,853,967		2,766,162
Total investments at amortized cost	8,265,559		4,962,382
Loans, net:
Loans, net of unearned income	147,597,412		137,659,885
Expected loss provision for direct loans	(8,477,308)		(9,898,760)
Total loans, net	139,120,104		127,761,125
Financial assets designated at fair value through profit or loss	974,664		823,270
Premiums and other policies receivable	921,103		937,223
Accounts receivable from reinsurers and coinsurers	1,198,379		919,419
Property, furniture and equipment, net	1,308,779		1,374,875
Due from customers on banker's acceptances	532,404		455,343
Intangible assets and goodwill, net	2,710,080		2,639,297
Right-of-use assets, net	586,417		702,928
Deferred tax assets, net	1,177,359		1,693,655
Other assets	6,252,508		5,777,990
Total assets	244,821,984		237,406,163
Deposits and obligations:
Non-interest-bearing	51,851,206		47,623,119
Interest-bearing	98,489,656		94,742,383
Total deposits and obligations	150,340,862		142,365,502
Payables from repurchase agreements and securities lending	22,013,866		27,923,617
Due to banks and correspondents	7,212,946		5,978,257
Due from customers on banker's acceptances	532,404		455,343
Accounts payable to reinsurers	463,825	[1]	338,446
Lease liabilities	655,294		750,578
Financial liabilities at fair value through profit or loss	325,571		561,602
Technical reserves for insurance claims and premiums	12,534,511		11,675,076
Bonds and notes issued	17,078,829		16,319,407
Deferred tax liabilities, net	105,058		105,529
Other liabilities	6,521,379		5,487,159
Total liabilities	217,784,545		211,960,516
Equity attributable to Credicorp's equity holders:
Capital stock	1,318,993		1,318,993
Treasury stock	(207,534)		(208,433)
Capital surplus	228,853		192,625
Reserves	21,364,272		21,429,635
Other reserves	235,902		1,865,898
Retained earnings (losses)	3,556,281		347,152
Total equity attributable to owners of parent	26,496,767		24,945,870
Non-controlling interest	540,672		499,777
Total equity, net	27,037,439		25,445,647
Total liabilities and net equity	S/ 244,821,984		S/ 237,406,163

[1]	As of December 31, 2021, the balance consists mainly of collections made to reinsurers by S/608.7 million and the effect of exchange difference for approximately S/11.9 million, As of December 31, 2020, collections made amounted to S/471.2 million and the effect of exchange difference for S/4.1 million and other minors.